Pension and Post Retirement Medical Benefits - Projected Expected Payments for Pension Plans (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
US Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Net Contributions During Year Ended 2015	$ 0.8
2015	9.6
2016	9.9
2017	10.2
2018	10.5
2019	10.9
2020 - 2024	64.8
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Net Contributions During Year Ended 2015	0.1
2015	0.2
2016	0.2
2017	0.2
2018	0.2
2019	0.3
2020 - 2024	1.5
US Retiree Medical Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Net Contributions During Year Ended 2015	0.7
2015	0.7
2016	0.7
2017	0.6
2018	0.6
2019	0.6
2020 - 2024	$ 2.9